Derivative Instruments and Hedging Activities (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Foreign exchange contracts USD ($)	Dec. 31, 2012 Foreign exchange contracts USD ($)	Dec. 31, 2011 Foreign exchange contracts USD ($)	Dec. 31, 2013 Forward contracts Purchases U.S. dollars: British pounds sterling USD ($)	Dec. 31, 2013 Forward contracts Purchases U.S. dollars: Australian dollars USD ($)	Dec. 31, 2013 Forward contracts Purchases Euros : U.S. dollars EUR (€)	Dec. 31, 2013 Forward contracts Sales U.S. dollars: British pounds sterling GBP (£)	Dec. 31, 2013 Forward contracts Sales U.S. dollars: Australian dollars AUD	Dec. 31, 2013 Forward contracts Sales Euros : U.S. dollars USD ($)
Derivative instruments
Notional amount of derivatives				$ 206,069	$ 62,300	€ 93,000	£ 127,500	70,000	$ 127,219
Net cash receipts from foreign currency forward contracts	6,954
Net cash disbursements from foreign currency forward contracts		$ 9,116	$ 1,092